Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Comprehensive Income/(loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME/(LOSS)	$ (132,336)	$ 95,298	$ 134,761
Other Comprehensive Income Loss [Abstract]
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	(109,035)	104,894	108,167
Ocean Rig UDW Inc.
NET INCOME/(LOSS)	(132,336)	95,298	134,761
Other Comprehensive Income Loss [Abstract]
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	$ (109,035)	$ 104,894	$ 108,167